CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Jan. 17, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2022	Apr. 27, 2022	Apr. 14, 2022
Short-Term Debt [Line Items]
Principal amount		$ 2,250,000			$ 1,455,750	$ 2,250,000
Debt conversion amount					$ 1,038,426
Conversion of shares					1,384,564
Interest expense					$ 224,885	$ 27,447
Warrants to purchase					124,223		57,142	111,972	115,540
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase		1,800,000				1,800,000
Warrant [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Ownership percentage					4.90%
Lenders [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase					200,000
Excise price					$ 1.25
Excise price, percentage					125.00%
Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued	2,750,000
Subscribtion price	$ 0.80
Gross proceeds	$ 2,200,000
Exercise price	$ 0.88
FourthMan[Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised									115,540
Tarlos [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised								111,972
BlueLake [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised							57,142
Seven Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 2,250,000	$ 2,250,000	$ 2,250,000		$ 2,250,000
Issuance price discounted percentage		90.00%	90.00%	90.00%		90.00%
Interest rate		8.00%	8.00%	8.00%		8.00%
Proceeds from debt issuance costs		$ 1,793,000	$ 1,793,000	$ 1,793,000
Debt issuance cost		$ 162,000	$ 162,000	$ 162,000		$ 162,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate					8.00%
Default interest rate					16.00%
Proceeds from offering costs					$ 15,000,000
Conversion rate					70.00%
Conversion price					$ 0.75
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Percentage of prepayment penalty					10.00%